Condensed Balance Sheets (Parenthetical) - $ / shares	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Statement of Financial Position [Abstract]
Common stock, par value (in dollars per share)	$ 0.000001	$ 0.000001	$ 0.000001
Common stock, shares authorized (in shares)	20,000,000	20,000,000	20,000,000
Common stock, shares issued (in shares)	8,804,285	8,529,669	8,491,494
Common stock, shares outstanding (in shares)	8,804,285	8,529,669	8,491,494
Preferred stock, par value (in dollars per share)	$ 0.000001	$ 0.000001	$ 0.000001
Preferred stock, shares authorized (in shares)	5,000,000	5,000,000	5,000,000
Preferred stock, shares issued (in shares)	0	0	0
Preferred stock, shares outstanding (in shares)	0	0	0